Post balance sheet events (Details) £ in Millions, $ in Millions	Jan. 13, 2025 USD ($)	Feb. 24, 2025 GBP (£)	Feb. 05, 2025 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of non-adjusting events after reporting period [line items]
Fair value of contingent consideration | £				£ 482
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase amount | £			£ 2,000
Major ordinary share transactions | First tranche
Disclosure of non-adjusting events after reporting period [line items]
Share repurchase amount | £		£ 700
IDRx, Inc. | Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Consideration paid (received) | $	$ 1,150
Upfront cash consideration paid (received) | $	1,000
Fair value of contingent consideration | $	$ 150